Preferred Stock	12 Months Ended
Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Preferred Stock
10. Preferred Stock
As of December 31, 2023, the Company was authorized to issue up to 10,000,000 shares of preferred stock at a par value of $0.001 with no preferred stock shares issued or outstanding.
Pursuant to the terms of the Merger Agreement, immediately prior to closing of the Merger, each share of Legacy Korro’s Preferred Stock issued and outstanding immediately prior to the Closing of the Merger was converted into shares of the Legacy Korro’s common stock, and then exchanged in the Merger for shares of the Company’s common stock using an exchange ratio of 0.049688. The conversion was approved by greater than 66% of the then-outstanding shares of Preferred Stock, voting as a single class on an as-converted
to common stock basis.
As of December 31, 2022, Legacy Korro was authorized to issue up to 10,000,000 shares of preferred stock at a par value of $0.001 with no preferred stock shares issued or outstanding. As of December 31, 2022, Legacy Korro Preferred Stock authorized, issued and outstanding consisted of the following (in thousands, except share amounts):

	December 31, 2022
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Legacy Korro Series Seed Preferred Stock	684,739	684,739	15,924	$16,115	684,739
Legacy Korro Series A Preferred Stock	2,029,666	2,029,666	77,736	91,500	2,029,666
Legacy Korro Series B-1 Preferred Stock	1,104,178	1,104,178	57,703	58,000	1,104,178
Legacy Korro Series B-2 Preferred Stock	1,036,656	223,417	12,500	12,500	223,417

Total	4,855,239	4,042,000	$163,863	$178,115	4,042,000

Rights, Preferences and Privileges of Legacy Korro Preferred Stock
The Legacy Korro Preferred Stock as of December 31, 2022 had the following rights and preferences. In the discussion below, the Legacy Korro Series Seed Preferred Stock and the Legacy Korro Series A Preferred Stock, the Legacy Korro Series
B-1
Preferred Stock and the Legacy Korro Series
B-2
Preferred Stock are collectively referred to as the “ Legacy Korro Preferred Stock” unless specifically noted.
Conversion
Each share of Legacy Korro Preferred Stock were convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing the original issuance price by the conversion price in effect at the time of conversion. The original conversion price of the Legacy Korro Series Seed 1 Preferred Stock and Legacy Korro Series Seed 2 Preferred Stock was $20.13, the original conversion price of the Legacy Korro Series Seed 3 Preferred Stock was $26.16, the original conversion price of the Legacy Korro Series A Preferred Stock was $45.08, the original conversion price of the Legacy Korro Series
B-1
Preferred Stock was $52.53 and the original conversion price of the Legacy Korro Series
B-2
Preferred Stock was $55.95. Shares of Legacy Korro preferred stock are subject to adjustments to reflect the issuance of common stock, options, warrants, or other rights to subscribe for or to purchase common stock for a consideration per share, less than the conversion price then in effect and subsequent stock dividends, stock splits, combinations, or recapitalizations.

The Legacy Korro Preferred Stock was subject to mandatory conversion upon the closing of a sale of common stock to the public at a price of at least $111.90 per share (subject to appropriate adjustment in the event of a stock dividend, stock split, combination or other similar recapitalization) in a firm-commitment underwritten public offering resulting in at least $75.0 million of gross proceeds to Legacy Korro. The Legacy Korro Preferred Stock was also subject to mandatory conversion upon the vote or written consent of the holders of at least 66% of the then-outstanding shares of Legacy Korro Preferred Stock, voting as a single class on an as-converted
to common stock basis.
Dividends
The holders of Legacy Korro Preferred Stock, in preference to common stockholders, were entitled to receive, when, as and if declared by the Company’s Board of Directors, dividends at a rate of 8% annually. Dividends on Legacy Korro Preferred Stock were non-cumulative
and were payable only when and if declared by Legacy Korro’s Board of Directors. The holders of Legacy Korro Preferred Stock were entitled to participate in dividends on common stock on an as-converted
basis when and if declared by Legacy Korro’s Board of Directors. Since Legacy Korro’s inception, no dividends have been declared.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of Legacy Korro, the holders of shares of Legacy Korro Preferred Stock then outstanding were entitled to be paid out of the assets of Legacy Korro available for distribution to its stockholders before any payment shall be made to the holders of common stock, an amount equal to the original issue price per share plus any dividends declared but unpaid thereon. For clarity, the original issue price of the Legacy Korro Series Seed 1 Preferred Stock and Legacy Korro Series Seed 2 Preferred Stock was $20.13 per share, the original issue price of the Legacy Korro Series Seed 3 Preferred Stock was $26.16 per share, the original issue price of the Legacy Korro Series A Preferred Stock was $45.08 per share, the original issue price of the Legacy Korro Series
B-1
Preferred Stock was $52.53 per share and the original issue price of the Legacy Korro Series
B-2
Preferred Stock was $55.95 per share.
If upon any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation event of Legacy Korro, the assets of Legacy Korro available for distribution were insufficient to pay the holders of Legacy Korro Preferred Stock the full amount to which they were entitled, the holders of shares of Legacy Korro Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Redemption
The Legacy Korro Preferred Stock was contingently redeemable upon the occurrence of a deemed liquidation event, which included a merger or a sale of substantially all of the assets of Legacy Korro. As of December 31, 2022, a deemed liquidation event was not considered to be probable.
Voting Rights
The holders of Legacy Korro Preferred Stock were entitled to vote based on the number of common shares that their preferred shares converted into on as-converted
basis at the time of such vote. Except in specific circumstances, holders of Legacy Korro Preferred Stock shall vote as a single class with the common stockholders.
The holders of record of the shares of the Legacy Korro Series Seed Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, were entitled to elect two members to Legacy Korro’s Board of Directors. The holders of record of the shares of the Legacy Korro Series A Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, were entitled to elect two members to the Legacy Korro’s Board of Directors. The holders of record of the shares of the Legacy Korro Series B Preferred Stock, voting exclusively and as a separate class on an as-converted
to common stock basis, were entitled to elect two members to the Legacy Korro’s Board of Directors.